NONCONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2021
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

Amount
Noncontrolling interest at December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest at December 31, 2020	$(173,820)
Net loss attributable to noncontrolling interest - six months ended June 30, 2021	(125)
Foreign currency translation adjustment attributable to noncontrolling interest	11,466
Noncontrolling interest at June 30, 2021	$(162,479)